Income Taxes (Tables)	7 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of net deferred tax asset
December 31, 2020
Deferred tax asset
Organizational costs/Startup expenses	$122,932
Net operating losses	14,645
Total deferred tax asset	137,577
Valuation allowance	(137,577)
Deferred tax asset, net of allowance	$—

Schedule of income tax provision
For the period from June 2, 2020 (inception) through December 31, 2020
Federal
Current	$—
Deferred	(137,577)

State
Current	—
Deferred	—
Change in valuation allowance	137,577
Income tax provision	$—

Schedule of federal income tax rate
Statutory federal income tax rate	21.0%
Non-deductible change in fair value of warrant liabilities	(17.0)%
Non-deductible warrant offering costs	(2.1)%
Change in valuation allowance	(1.9)%
Income tax provision	—%